Summary of Significant Accounting Policies - Costs to Obtain a Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Sales commission expense	$ 9,725	$ 9,596	$ 6,883
Capitalized contract cost, gross	$ 6,495	$ 6,245